Business Combinations (Details Textual) $ in Thousands										1 Months Ended		12 Months Ended
		Aug. 28, 2020 CLP ($) shares	Feb. 18, 2020 CLP ($) shares	May 31, 2019 CLP ($)	May 31, 2019 USD ($)	Jan. 28, 2019 ARS ($)	Sep. 20, 2018 CLP ($)	Sep. 20, 2018 USD ($)	Aug. 09, 2018 CLP ($)	Apr. 30, 2019	Aug. 31, 2018 CLP ($)	Dec. 31, 2020 CLP ($) shares	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)	Aug. 30, 2019 CLP ($) shares	Jul. 11, 2019 CLP ($)	Jul. 11, 2019 USD ($)	Jun. 28, 2019 CLP ($)	Jun. 28, 2019 USD ($)	Nov. 13, 2018 shares	Aug. 31, 2018	Aug. 31, 2018 shares	Aug. 31, 2018 $ / perunit	Aug. 09, 2018 USD ($)	Jan. 29, 2018 CLP ($) $ / perunit	Nov. 10, 2016 CLP ($)	Nov. 10, 2016 USD ($)	Jun. 08, 2016 CLP ($)	Jun. 08, 2016 USD ($)	Dec. 09, 2015 CLP ($)	Dec. 09, 2015 USD ($)	May 07, 2014 CLP ($)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired									17.00%			49.9589%									30.0004%			17.00%	0.18%
Consideration transferred, acquisition-date fair value									$ 5,457,935,000		$ 361,560,000													$ 8,500,000,000	$ 49,400,000,000
Number of instruments or interests issued or issuable | $ / perunit																									934,774,763
Consideration paid (received) | $											470,711,000
Number of shares issued and fully paid | shares												369,502,872								(12,000)
Cahs flow used for control of subsidiaries or other business | $												$ 1,028,076,000	$ 8,652,268,000	$ 5,819,495,000
Proportion of ownership interest in subsidiary			50.0909%
Mahina SPA [Member]
Disclosure of detailed information about business combination [line items]
Common stock shares issued ,Shares | shares | shares			100
Proportion of ownership interest in subsidiary			50.0909%
Bebidas Del Paraguay SA [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value																$ 122,210,000	$ 178,305,000
Proportion of voting rights held in subsidiary	[1]											50.0049%	50.0049%
Proportion of ownership interest in subsidiary	[1]											50.0049%	50.0049%
Finca La Celia S.A. [Member]
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in subsidiary												82.987%	82.987%
Cahs flow used for control of subsidiaries or other business				$ 9,910,040	$ 14,000,000
Proportion of ownership interest in subsidiary												82.987%	82.987%
Cerveceria Kunstmann S.A. [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired										5.001%
Proportion of voting rights held in subsidiary												50.0007%	50.0007%
Proportion of ownership interest in subsidiary												50.0007%	50.0007%
Cerveceria Kunstmann S.A. [Member] | Mahina SPA [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			50.10%
Common stock shares issued ,Shares | shares | shares			50
Investments made in the shares of subsidiary Shares | shares | shares			501
Investment made in the shares of subsidiary | $			$ 525,000,000
Increase decrease through contribution by owners | $			$ 50,000,000
Bebidas Bolivianas BBO SA Member [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired									17.00%															17.00%								34.00%
Consideration transferred, acquisition-date fair value									$ 5,457,935,000									$ 849,630	$ 1,249,713,000					$ 8,500,000,000		$ 663,951,000	$ 1,019,970,000	$ 1,510,420,000	$ 2,221,696,000	$ 1,921,245,000	$ 2,720,000	$ 13,776,885
Proportion of voting rights held in subsidiary									51.00%
Payment Of Capital Commitment							$ 1,044,688,000	$ 1,530,029,000
Cervecera Guayacn Spa [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																					30.0004%
Consideration transferred, acquisition-date fair value | $											$ 361,560,000
Proportion of voting rights held in subsidiary											50.0004%
Number of instruments or interests issued or issuable																					39,232,000		39,232
Consideration paid (received) | $											$ 470,711,000
Number of shares issued and fully paid | shares																						49,038
Bodega San Juan SAU [Member]
Disclosure of detailed information about business combination [line items]
Cahs flow used for control of subsidiaries or other business				$ 1,986,836	$ 2,806,820	$ 100,000
Cervecera Szot SpA [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value | $															$ 6,156,000
Proportion of voting rights held in subsidiary										50.001%
Number of shares issued | shares															5,001,000
Common stock shares issued ,Shares | shares | shares		95,710
Cervecera Szot SpA [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of detailed information about business combination [line items]
Investments made in the shares of subsidiary Shares | shares | shares		63,022
Investment made in the shares of subsidiary | $		$ 176,620,000
Proportion of ownership interest in subsidiary		50.0005%
Cervecera Szot SpA [Member] | Representaciones Chile Beer Kevin Michael Szot [Member]
Disclosure of detailed information about business combination [line items]
Disposal Of Shares In Subsidiary Shares | shares		15,167
Disposal of shares in subsidiary value | $		$ 42,506,000

[1]	See Note 1 – General Information, letter D), Subsidiaries with direct or indirect participation of less than 50%